Goodwill and Intangible Assets - Expected Future Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 1,891
2025	1,555
2026	1,555
2027	779
Total intangible assets	$ 5,780	$ 8,026